CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balances at Dec. 31, 2022	¥ 6,343,439		¥ 387		¥ 50,885,688		¥ 1,863,454		¥ (46,498,897)		¥ 92,807
Balances (in shares) at Dec. 31, 2022 | shares			6,088,666,178	6,088,666,178
Net income (loss)	1,952,554								1,925,469		27,085
Issuance of ordinary shares upon follow-on offering,net of issuance costs	3,395,190		¥ 41		3,395,149
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares			605,325,000	605,325,000
Exercise of share-based awards	53,902		¥ 2		53,900
Exercise of share-based awards (in shares) | shares			22,145,907	22,145,907
Other comprehensive loss	(175,350)						(175,407)				57
Dividends paid and payable to noncontrolling interest holders	(21,552)										(21,552)
Share-based compensation	636,732				636,732
Balances at Dec. 31, 2023	12,184,915		¥ 430		54,971,469		1,688,047		(44,573,428)		98,397
Balances (in shares) at Dec. 31, 2023 | shares			6,716,137,085	6,716,137,085
Net income (loss)	790,589								764,059		26,530
Exercise of share-based awards	39,312		¥ 1		39,311
Exercise of share-based awards (in shares) | shares			23,754,080	23,754,080
Other comprehensive loss	(136,428)						(137,524)				1,096
Issuance of a VIE's shares to noncontrolling interest holders	303				64,960						(64,657)
Dividends paid and payable to noncontrolling interest holders	(22,503)										(22,503)
Share-based compensation	544,395				544,395
Acquisition of noncontrolling interests in subsidiaries	(26,819)				(3,706)						(30,525)
Balances at Dec. 31, 2024	13,373,764		¥ 431		55,623,841		1,550,523		(43,809,369)		8,338
Balances (in shares) at Dec. 31, 2024 | shares			6,739,891,165	6,739,891,165
Net income (loss)	(204,043)								(206,311)		2,268
Exercise of share-based awards	347		¥ 1		346
Exercise of share-based awards (in shares) | shares			14,490,399	14,490,399
Other comprehensive loss	(246,474)	$ (35,245)					(244,981)				(1,493)
Issuance of subsidiaries' shares to noncontrolling interest holders	1,362				(1,380)						2,742
Dividends paid and payable to noncontrolling interest holders	(19,455)										(19,455)
Share-based compensation	403,425				403,425
Balances at Dec. 31, 2025	¥ 13,308,926	$ 1,903,152	¥ 432	$ 62	¥ 56,026,232	$ 8,011,645	¥ 1,305,542	$ 186,690	¥ (44,015,680)	$ (6,294,158)	¥ (7,600)	$ (1,087)
Balances (in shares) at Dec. 31, 2025 | shares			6,754,381,564	6,754,381,564